Consolidated Statements of Operations Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Revenues	$ 8,906		$ 8,131		$ 6,576
Depreciation and amortization	325		336		353
General and administrative	443		439		409
Other expenses	51		56		66
Total expenses excluding reimbursable expenses	2,151		2,100		2,107
Total expenses	7,474		6,999		5,716
Gain on sales of assets, net	0		0		8
Operating income	1,432		1,132		868
Interest expense	(371)		(351)		(334)
Gain (loss) on foreign currency transactions	(11)		3		(16)
Loss on debt extinguishment	0		(60)		0
Other non-operating income, net	28		29		22
Income from continuing operations before income taxes	1,078		753		540
Income tax benefit (expense)	(309)		336		(557)
Income (loss) from continuing operations, net of taxes	769		1,089		(17)
Income from discontinued operations, net of taxes	0		0		371
Net income	769		1,089		354
Net income attributable to noncontrolling interests	(5)		(5)		(16)
Net income attributable to Hilton stockholders	$ 764		$ 1,084		$ 338
Earnings per share: Basic
Net income (loss) from continuing operations per share	$ 2.53		$ 3.34		$ (0.08)
Net income from discontinued operations per share	0.00		0.00		1.11
Net income per share, basic	2.53	[1]	3.34	[1]	1.03
Earnings per share: Diluted
Net income (loss) from continuing operations per share	2.50		3.32		(0.08)
Net income from discontinued operations per share	0.00		0.00		1.11
Net income per share, diluted	2.50	[1]	3.32	[1]	1.03
Cash dividends declared per share	$ 0.60		$ 0.60		$ 0.84
Franchise and licensing fees [member]
Revenues	$ 1,530		$ 1,321		$ 1,091
Base and other management fees [member]
Revenues	321		324		230
Incentive management fees [member]
Revenues	235		222		142
Owned and leased hotels [member]
Revenues	1,484		1,432		1,434
Expenses	1,332		1,269		1,279
Other revenues [member]
Revenues	98		105		82
Total revenues excluding reimbursable revenues [member]
Revenues	3,668		3,404		2,979
Other revenues from managed and franchised properties [member]
Revenues	5,238		4,727		3,597
Other expenses from managed and franchised properties [member]
Expenses	$ 5,323		$ 4,899		$ 3,609

[1]	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.